Trade receivables	6 Months Ended
Dec. 31, 2019
Trade receivables.
Trade receivables

20         Trade receivables

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Trade receivables	69,633	46,694	58,500
Less: provision for impairment of trade receivables	(2,734)	(12,954)	(15,294)
Net trade receivables	66,899	33,740	43,206
Less: non-current portion
Trade receivables	40,586	9,889	10,387
Non-current trade receivables	40,586	9,889	10,387
Current trade receivables	26,313	23,851	32,819

Net trade receivables include transfer fees receivable from other football clubs of £56,843,000 (30 June 2019: £18,270,000; 31 December 2018: £27,865,000) of which £40,586,000 (30 June 2019: £9,889,000; 31 December 2018: £10,387,000) is receivable after more than one year. Net trade receivables also include £4,255,000 (30 June 2018: £12,725,000; 31 December 2018: £7,474,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as contract liabilities - deferred revenue.

The fair value of net trade receivables as at 31 December 2019 was £69,864,000 (30 June 2019: £34,259,000; 31 December 2018: £44,106,000) before discounting of cash flows.